Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (407,235)	$ (62,412)	¥ (169,156)	¥ (177,497)
Accretion of convertible preferred shares	64,688	9,914	165,011	54,849
Net loss attributable to ordinary shareholders	¥ (471,923)	$ (72,326)	¥ (334,167)	¥ (232,346)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	0	0	23,483,915	22,378,876
Loss per share - basic and diluted | (per share)	¥ 0	$ 0	¥ (14.23)	¥ (10.38)
Common Class A [Member]
Denominator:
Effect of unvested restricted shares	(4,077)	(4,077)
Weighted-average number of ordinary shares outstanding - basic and diluted	51,309,631	51,309,631	0	0
Loss per share - basic and diluted | (per share)	¥ (6.88)	$ (1.05)	¥ 0	¥ 0
Common Class B [Member]
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	17,324,848	17,324,848	0	0
Loss per share - basic and diluted | (per share)	¥ (6.88)	$ (1.05)	¥ 0	¥ 0
Common Stock
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders | ¥			¥ (169,156)	¥ (177,497)
Accretion of convertible preferred shares | ¥			(165,011)	(54,849)
Net loss attributable to ordinary shareholders | ¥			¥ (334,167)	¥ (232,346)
Denominator:
Weighted-average number of ordinary shares outstanding			23,483,915	22,378,876
Weighted-average number of ordinary shares outstanding - basic and diluted			23,483,915	22,378,876
Loss per share - basic and diluted | ¥ / shares			¥ (14.23)	¥ (10.38)
Common Stock | Common Class A [Member]
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (304,440)	$ (46,658)
Accretion of convertible preferred shares	(48,359)	(7,411)
Net loss attributable to ordinary shareholders	¥ (352,799)	$ (54,069)
Denominator:
Weighted-average number of ordinary shares outstanding	51,313,708	51,313,708
Weighted-average number of ordinary shares outstanding - basic and diluted	51,309,631	51,309,631
Loss per share - basic and diluted | (per share)	¥ (6.88)	$ (1.05)
Common Stock | Common Class B [Member]
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (102,795)	$ (15,754)
Accretion of convertible preferred shares	(16,329)	(2,503)
Net loss attributable to ordinary shareholders	¥ (119,124)	$ (18,257)
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848
Weighted-average number of ordinary shares outstanding - basic and diluted	17,324,848	17,324,848
Loss per share - basic and diluted | (per share)	¥ (6.88)	$ (1.05)